TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 4,072	[1]	$ 4,791	[1]	$ 3,226
Trade receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	2,952		3,999		2,406
Receivables in MLJV and MWJV
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	571		640		783
Sales tax receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	98		84		23
Sundry receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	201		68		14
Loan receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 250		$ 0		$ 0

[1]	Category B=Financial assets at amortized cost.